Performance Management - Ironclad Managed Risk Fund	Sep. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the periods indicated compare with the average annual total returns of the S&P 500 Index and the CBOE One-Week PutWrite Index. The S&P 500 Index has been included as a broad-based securities market index in order to satisfy regulatory requirements. The Fund also compares its performance with the returns of the CBOE S&P 500 One-Week PutWrite Index, which the Fund’s investment advisor believes is the most suitable performance benchmark for comparison to the Fund’s performance in light of the Fund’s investment strategies. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.IroncladFunds.com.

Calendar-Year Total Return (before taxes)

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the periods indicated compare with the average annual total returns of the S&P 500 Index and the CBOE One-Week PutWrite Index.
Bar Chart [Heading]	For each calendar year at net asset value per share (“NAV”)
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Calendar Quarter Return:	7.52%	Quarter Ended 12/31/22
Lowest Calendar Quarter Return:	(5.15)%	Quarter Ended 12/31/18

Highest Quarterly Return, Label [Optional Text]	Highest Calendar Quarter Return:
Highest Quarterly Return	7.52%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Lowest Calendar Quarter Return:
Lowest Quarterly Return	(5.15%)
Lowest Quarterly Return, Date	Dec. 31, 2018
Performance Table Heading	Average Annual Total Returns for periods ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns for periods ended December 31, 2025	One Year	Five Years	Ten Years
Return Before Taxes	10.57%	9.73%	7.00%
Return After Taxes on Distributions*	10.55%	8.43%	5.62%
Return After Taxes on Distributions and Sale of Fund Shares*	6.27%	7.25%	5.08%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%
CBOE S&P 500 One-Week PutWrite Index (reflects no deduction for fees, expenses or taxes)	8.94%	4.44%	3.22%

*       After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Availability Website Address [Text]	www.IroncladFunds.com